Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Selling, general and administrative expenses	[1]	¥ (5,305,433)	¥ (2,920,649)	¥ (1,164,569)
Total operating expenses	[1]	9,419,700	4,646,555	3,234,727
Loss from operations		6,579,405	4,293,736	3,780,574
Interest income		743,034	133,036	88,843
Interest expense		(55,336)	(22,451)	(32,017)
Other non-operating income, net		383,833	90,364	4,397
Fair value gain on derivative liabilities		79,262	1,362,025	27,679
Net loss		(4,863,096)	(2,731,985)	(3,691,673)
Accretion on Preferred Shares to redemption value		0	2,157,744	961,050
Net loss attributable to ordinary shareholders of XPeng Inc.		(4,863,096)	(4,889,729)	(4,642,754)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(918,168)	(724,433)	(2,968)
Total comprehensive loss attributable to XPeng Inc.		(5,781,264)	(3,456,418)	(3,694,641)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(5,781,264)	(5,614,162)	(4,645,722)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(8,966)	(13,430)	(517)
Total operating expenses		(8,966)	(13,430)	(517)
Loss from operations		(8,966)	(13,430)	(517)
Interest income		208,463	43,001	1,140
Interest expense			(5,935)
Equity in loss of subsidiaries and VIEs		(5,696,578)	(4,487,049)	(3,719,975)
Other non-operating income, net		554,723	369,403
Fair value gain on derivative liabilities		79,262	1,362,025	27,679
Loss before income tax expenses		(4,863,096)	(2,731,985)	(3,691,673)
Net loss		(4,863,096)	(2,731,985)	(3,691,673)
Accretion on Preferred Shares to redemption value			(2,157,744)	(961,050)
Deemed contribution from repurchase of Preferred Shares				9,969
Net loss attributable to ordinary shareholders of XPeng Inc.		(4,863,096)	(4,889,729)	(4,642,754)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(918,168)	(724,433)	(2,968)
Total comprehensive loss attributable to XPeng Inc.		(5,781,264)	(3,456,418)	(3,694,641)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,781,264)	¥ (5,614,162)	¥ (4,645,722)

[1]	Share-based compensation was allocated in operating expenses as follows: